INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Reclamation provision	$ 1,524	$ 10,799
Inventory	5,592	9,231
Exploration and evaluation assets	9,827	46,781	$ 43,338
Plant, equipment and mining properties	35,658	38,743
Net deferred income tax liabilities	(2,938)	(3,903)
Deferred income tax assets and liabilities [Member]
Disclosure of other provisions [line items]
Reclamation provision	571	491
Non-capital losses	1,171	3,104
Other deductible temporary differences	1,013	1,059
Inventory	(243)	(94)
Exploration and evaluation assets	(3,340)	(6,378)
Plant, equipment and mining properties	(2,110)	(2,085)
Net deferred income tax liabilities	$ (2,938)	$ (3,903)